Consolidated Statements of Changes in Stockholders Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2015	$ 17	$ 21,765	$ (1,462)	$ (11,699)	$ 3,234	$ 11,855
Balance, Shares at Mar. 31, 2015	5,577,639
Net income				2,871		2,871
Share-based compensation		801				801
Shares repurchased			$ (99)			(99)
Shares repurchased, shares			73,472
Foreign exchange translation adjustment					(850)	(850)
Balance, Value at Mar. 31, 2016	$ 17	22,566	(1,561)	(8,828)	2,384	14,578
Balance, Shares at Mar. 31, 2016	5,577,639
Net income				2,795		2,795
Share-based compensation						0
Shares repurchased			$ (368)			(368)
Shares repurchased, shares			164,311
Foreign exchange translation adjustment					(1,410)	(1,410)
Balance, Value at Mar. 31, 2017	$ 17	22,566	$ (1,929)	(6,033)	974	$ 15,595
Balance, Shares at Mar. 31, 2017	5,577,639		568,519			5,009,120
Net income				4		$ 4
Share-based compensation						0
Shares repurchased			$ (572)			$ (572)
Shares repurchased, shares			213,498			782,017
Removal of treasury shares from the total number of shares issued, Value		(92)	$ 92
Removal of treasury shares from the total number of shares issued, Share	(34,000)		(34,000)
Foreign exchange translation adjustment					2,062	2,062
Balance, Value at Mar. 31, 2018	$ 17	$ 22,474	$ (2,409)	$ (6,029)	$ 3,036	$ 17,089
Balance, Shares at Mar. 31, 2018	5,543,639		748,017			4,795,622